SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No.	139	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	139	☒

(Check appropriate box or boxes)

GUGGENHEIM FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

805 KING FARM BOULEVARD, SUITE 600, ROCKVILLE, MARYLAND 20850
(Address of Principal Executive Offices/Zip Code)

Registrant’s Telephone Number, including area code:
(301) 296-5100

Copies To:
Donald C. Cacciapaglia, President Guggenheim Funds Trust 805 King Farm Boulevard Suite 600 Rockville, MD 20850	Amy J. Lee, Secretary Guggenheim Funds Trust 805 King Farm Boulevard Suite 600 Rockville, MD 20850
(Name and address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on _____________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on _____________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on _____________ pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 139 under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 139 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rockville, and State of Maryland on the 18th day of February 2014.

GUGGENHEIM FUNDS TRUST (Registrant)
By:	DONALD C. CACCIAPAGLIA
Donald C. Cacciapaglia, President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities indicated and on the 18th day of February 2014.

Jerry B. Farley Trustee Donald A. Chubb, Jr. Trustee Penny A. Lumpkin Trustee Harry W. Craig, Jr. Trustee Maynard F. Oliverius Trustee		GUGGENHEIM FUNDS TRUST
	By:	AMY J. LEE
Amy J. Lee, Secretary and Attorney-In-Fact for the Trustees Whose Names Appear Opposite
	By:	NIKOLAOS BONOS
Nikolaos Bonos, Treasurer (principal financial officer and principal accounting officer)
	By:	DONALD C. CACCIAPAGLIA
Donald C. Cacciapaglia, President and Trustee

EXHIBIT LIST

Exhibit Number	Exhibit:

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Label Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase